U.S. REAL ESTATE PORTFOLIO | Class IS
U.S. REAL ESTATE PORTFOLIO

Prospectus Supplement

October 25, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 25, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 13, 2013 of:

U.S. Real Estate Portfolio (Class IS shares)

The following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Portfolio Summary-U.S. Real Estate Portfolio-Fees and Expenses-Annual Portfolio Operating Expenses:"
Annual Fund Operating Expenses		U.S. REAL ESTATE PORTFOLIO Class IS
Advisory Fee		0.77%
Distribution and/or Shareholder Service (12b-1) Fee		none
Other Expenses	[1]	0.13%
Total Annual Portfolio Operating Expenses		0.90%
[1]	Other expenses have been estimated for the current fiscal year.

The following table replaces the "Example" table in the section of the Prospectus entitled "Portfolio Summary-U.S. Real Estate Portfolio-Fees and Expenses-Example:"
Expense Example (USD $)	1 Year	3 Years
U.S. REAL ESTATE PORTFOLIO Class IS	92	287

Please retain this supplement for future reference.